ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2015		Dec. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable	$ 264,752		$ 12,673	$ 89,666
Property taxes payable	498,909		292,290	196,141
Accrued legal, board fees and other expenses	312,504		372,389	61,372
Interest payable	53,310		40,810	0
Accounts payable and accrued expenses	$ 1,129,475	[1]	$ 718,162	$ 347,179

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.